10. THIRD PARTY BORROWINGS	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
NOTE 10. THIRD PARTY BORROWINGS

NOTE 10 – THIRD PARTY BORROWINGS

Short-term borrowings

A summary of the Company’s short-term borrowings is as follows:

	Weighted-average interest rate
	June 30,	December 31,		June 30,	December 31,
	2013	2012	Maturities	2013	2012
				(unaudited)

Short-term bank loans	6.24%	7.03%	July 2013 to January 2014	$116,529	$102,458

Short-term bank loans represent loans from local banks that were used for working capital and capital expenditures purposes. The loans bore interest at rates in the range of 4.8% to 7.26% as of June 30, 2013, are denominated in RMB and have terms maturing within one year. [The company has repaid the loans that were due in July and August 2013, in addition to one loan due in September 2013.]